Expense Example {- Fidelity Japan Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 111
3 years	347
5 years	601
10 years	$ 1,329